STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Common Stock, $0.001 Par Value [Member]	Proceeds on account of shares [Member]	Treasury Shares [Member]	Additional paid-in Capital [Member]	Accumulated other comprehensive income [Member]	Accumulated deficit [Member]	Total
Balance beginning at Sep. 30, 2014	$ 1,126	$ 20		$ 35,106		$ (35,942)	$ 310
Balance beginning (in shares) at Sep. 30, 2014	50,109,036
Increase (Decrease) in Stockholders' Deficiency [Roll Forward]
Share based compensation				558			558
Issuance of common stock, net of issuance cost	$ 9			338			347
Issuance of common stock, net of issuance cost (in shares)	9,338,682
Issuance of common stock in respect of issuance of convertible notes	$ 76			1,449			1,525
Issuance of common stock in respect of issuance of convertible notes (in shares)	75,532,381
Issuance of shares for services	$ 33			1,541			1,574
Issuance of shares for services (in shares)	33,116,550
Issuance of convertible debentures				482			482
Treasury shares purchases			$ (28)				(28)
Treasury shares purchases (in shares)	(144,054)
Comprehensive loss						(7,462)	(7,462)
Balance ending at Sep. 30, 2015	$ 1,244	20	(28)	39,474		(43,404)	(2,694)
Balance ending (in shares) at Sep. 30, 2015	167,952,595
Increase (Decrease) in Stockholders' Deficiency [Roll Forward]
Issuance of common stock, net of issuance cost	$ 10			205			215
Issuance of common stock, net of issuance cost (in shares)	10,114,848
Issuance of shares for services	$ 2			134			136
Issuance of shares for services (in shares)	2,435,000
Comprehensive loss					$ (1,288)		(1,288)
Proceeds on account of shares		145					(145)
Balance ending at Dec. 31, 2015	$ 1,256	165	(28)	39,813		(44,692)	$ (3,486)
Balance ending (in shares) at Dec. 31, 2015	180,502,443						180,502,443
Increase (Decrease) in Stockholders' Deficiency [Roll Forward]
Share reverse split	$ (1,075)			1,075
Extinguish of liability upon shares issuance	$ 21			1,506			$ 1,527
Extinguish of liability upon shares issuance (in shares)	20,936,596
Issuance of common stock, net of issuance cost	$ 55	(20)		682			717
Issuance of common stock, net of issuance cost (in shares)	55,581,900
Issuance of shares for services	$ 7			738			745
Issuance of shares for services (in shares)	7,508,000
Exercise of warrants	$ 1			40			41
Exercise of warrants, shares	700,000
Comprehensive loss					33	(1,801)	(1,768)
Issuance of shares with respect to proceeds on account of shares	$ 14	$ (145)		131
Issuance of shares with respect to proceeds on account of shares (in shares)	13,930,742
Balance ending at Dec. 31, 2016	$ 279		$ (28)	$ 43,985	$ 33	$ (46,493)	$ (2,224)
Balance ending (in shares) at Dec. 31, 2016	279,159,681						279,151,681